Property and Equipment - Summary of Changes in the Value of Property and Equipment (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2026	Apr. 30, 2026
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 4,047
Ending balance	3,997	$ 4,047
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,818	23,492
Additions	227	1,014
Discontinued operations		(17,669)
Disposals	(44)	(47)
Foreign exchange	8	28
Ending balance	7,009	6,818
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,771)	(7,730)
Depreciation	250	1,154
Discontinued operations		(6,308)
Disposals	39	47
Foreign exchange	30	242
Ending balance	(3,012)	(2,771)
Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,047
Ending balance	3,997	4,047
Computer Hardware | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	189	281
Additions	8	136
Discontinued operations		(205)
Disposals	0	(15)
Foreign exchange	2	(8)
Ending balance	199	189
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(118)	(223)
Depreciation	4	50
Discontinued operations		(129)
Disposals	0	15
Foreign exchange	9	(11)
Ending balance	(131)	(118)
Computer Hardware | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	71
Ending balance	68	71
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8	45
Additions	0	1
Discontinued operations		(39)
Disposals	0	0
Foreign exchange	0	1
Ending balance	8	8
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(4)	(14)
Depreciation	0	6
Discontinued operations		(17)
Disposals	0	0
Foreign exchange	0	1
Ending balance	(4)	(4)
Furniture and Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4
Ending balance	4	4
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,533	16,174
Additions	0	0
Discontinued operations		(12,852)
Disposals	0	0
Foreign exchange	0	211
Ending balance	3,533	3,533
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(994)	(3,911)
Depreciation	83	286
Discontinued operations		(3,262)
Disposals	0	0
Foreign exchange	(1)	59
Ending balance	(1,076)	(994)
Building | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,539
Ending balance	2,457	2,539
Automobile | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	389	291
Additions	80	126
Discontinued operations		0
Disposals	(44)	(32)
Foreign exchange	3	4
Ending balance	428	389
Automobile | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(131)	(87)
Depreciation	118	72
Discontinued operations		0
Disposals	39	32
Foreign exchange	(21)	4
Ending balance	(189)	(131)
Automobile | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	258
Ending balance	239	258
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	190	336
Additions	0	0
Discontinued operations		(148)
Disposals	0	0
Foreign exchange	0	2
Ending balance	190	190
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(147)	(170)
Depreciation	3	54
Discontinued operations		(78)
Disposals	0	0
Foreign exchange	6	1
Ending balance	(156)	(147)
Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	43
Ending balance	34	43
Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,274	6,255
Additions	84	626
Discontinued operations		(4,425)
Disposals	0	0
Foreign exchange	3	(182)
Ending balance	2,361	2,274
Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,377)	(3,325)
Depreciation	42	686
Discontinued operations		(2,822)
Disposals	0	0
Foreign exchange	37	188
Ending balance	(1,456)	(1,377)
Lab Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	897
Ending balance	905	897
WIP - Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	235	110
Additions	55	125
Discontinued operations		0
Disposals	0	0
Foreign exchange	0	0
Ending balance	290	235
WIP - Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	0
Depreciation	0	0
Discontinued operations		0
Disposals	0	0
Foreign exchange	0	0
Ending balance	0	0
WIP - Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	235
Ending balance	$ 290	$ 235